Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 97,714,938		¥ 94,671,818
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net		(261,330)		(264,527)
Allowance for loan losses		(849,287)		(706,405)
Loans and advances at amortized cost:
Provision (credit) for loan losses		282,486		259,938		¥ 119,686
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		98,825,555		95,642,750
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance		71,254		60,845
Provision (credit) for off-balance sheet items		5,401		10,460
Others		(960)		(51)
Ending balance		75,695		71,254		60,845
Loans and advances at amortized cost:
Beginning balance		71,254		60,845
Ending balance		75,695		71,254		60,845
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		35,798,581		30,012,628
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		75,695		71,254
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		63,307,158		60,184,755
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		35,518,397		35,457,995
12-month ECL [member]
Loans and advances at amortized cost:
Recoveries		33,130
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		94,155,246		92,997,331
Beginning balance		203,286		158,094
Ending balance		170,156		203,286		158,094
Loans and advances at amortized cost:
Beginning balance		203,286		158,094
Transfer to 12-month ECL		6,126		880
Transfer to lifetime ECL not credit-impaired		(10,899)		(2,414)
Transfer to lifetime ECL credit-impaired		(3,248)		(1,650)
Net transfers between stages		(8,021)		(3,184)
Provision (credit) for loan losses		(29,279)		52,085
Others		4,170		(3,709)
Ending balance		170,156		203,286		158,094
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		33,034		46,118
Beginning balance		46,118		36,795
Net transfers between stages		(632)		(87)
Provision (credit) for off-balance sheet items		(11,492)		9,461
Others		(960)		(51)
Ending balance		33,034		46,118		36,795
Loans and advances at amortized cost:
Beginning balance		46,118		36,795
Ending balance		33,034		46,118		36,795
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		35,035,453		29,711,738
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		3,498,733		1,800,090
Beginning balance		147,382		92,446
Ending balance		255,909		147,382		92,446
Loans and advances at amortized cost:
Beginning balance		147,382		92,446
Transfer to 12-month ECL		(5,770)		(829)
Transfer to lifetime ECL not credit-impaired		13,261		4,264
Transfer to lifetime ECL credit-impaired		(25,771)		(7,938)
Net transfers between stages		(18,280)		(4,503)
Provision (credit) for loan losses		123,622		60,724
Others		3,185		(1,285)
Ending balance		255,909		147,382		92,446
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		35,480		21,423
Beginning balance		21,423		18,289
Net transfers between stages		(55)		(173)
Provision (credit) for off-balance sheet items		14,112		3,307
Ending balance		35,480		21,423		18,289
Loans and advances at amortized cost:
Beginning balance		21,423		18,289
Ending balance		35,480		21,423		18,289
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		721,955		276,070
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,171,576		845,329
Beginning balance		355,737		354,448
Ending balance		423,222		355,737		354,448
Loans and advances at amortized cost:
Beginning balance		355,737		354,448
Transfer to 12-month ECL		(356)		(51)
Transfer to lifetime ECL not credit-impaired		(2,362)		(1,850)
Transfer to lifetime ECL credit-impaired		29,019		9,588
Net transfers between stages		26,301		7,687
Provision (credit) for loan losses		182,742		136,669
Charge-offs		161,603		153,992
Recoveries		12,801		12,413
Net charge-offs		148,802		141,579
Others		7,244		(1,488)
Ending balance		423,222		355,737		354,448
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		7,181		3,713
Beginning balance		3,713		5,761
Net transfers between stages		687		260
Provision (credit) for off-balance sheet items		2,781		(2,308)
Ending balance		7,181		3,713		5,761
Loans and advances at amortized cost:
Beginning balance		3,713		5,761
Ending balance		7,181		3,713		5,761
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees		41,173		24,820
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances		97,714,938		94,671,818
Impaired	[1]	1,171,576		845,329
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net		(261,330)		(264,527)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		98,825,555		95,642,750
Beginning balance		706,405		604,988
Ending balance		849,287		706,405		604,988
Loans and advances at amortized cost:
Beginning balance		706,405		604,988
Provision (credit) for loan losses		277,085		249,478
Charge-offs		161,603		153,992
Recoveries		12,801		12,413
Net charge-offs		148,802		141,579
Others		14,599		(6,482)
Ending balance		849,287		706,405		¥ 604,988
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(849,287)		(706,405)
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		94,155,246		92,997,331
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(170,156)		(203,286)
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		3,498,733		1,800,090
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(255,909)		(147,382)
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,171,576		845,329
Impaired	[1]	1,171,576		845,329
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses		(423,222)		(355,737)
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		22,524,009		22,949,627
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		22,419,540		22,837,826
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		104,469		111,801
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		43,045,751		39,829,152
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		27,297,106		27,959,953
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		42,556,624		39,631,009
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		26,374,296		27,437,173
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		489,127		198,143
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		922,810		522,780
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		2,804,786		3,091,323
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		2,804,786		3,091,323
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		167,556	[2]	185,620	[3]
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		167,556	[2]	185,620	[3]
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,107,499		579,539
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		707,272		202,207
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		1,107,499		579,539
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 707,272		¥ 202,207

[1]	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
[2]	The balance of “Other” includes housing loans, which amounted to ¥10,615,897 million and ¥20,789 million for the borrower category of Normal and Requiring Caution, respectively.
[3]	The balance of “Other” includes housing loans, which amounted to ¥10,799,400 million and ¥21,898 million for the borrower category of Normal and Requiring Caution, respectively.